INVESTMENTS	12 Months Ended
Dec. 31, 2022
INVESTMENTS.
INVESTMENTS

7.INVESTMENTS

The investments as of December 31, 2021 and 2022 were as follows:

	As of December 31,
	2021	2022
Short-term investments
Equity securities with readily determinable fair values:
Accor	2,508	1,701
Other marketable securities	81	87
Total	2,589	1,788

Long-term investments
Equity securities without readily determinable fair values:
Cjia Group-preferred shares	168	138
OYO	54	54
Other equity securities without readily determinable fair values	71	65
Subtotal	293	257
Equity-method investments:
AAPC LUB	525	494
Hotel related funds	488	443
China Hospitality JV	99	67
Zleep	68	70
Commerz Real Institute	85	80
Other investments	187	238
Subtotal	1,452	1,392
Available-for-sale debt securities:
Cjia Group-convertible notes	220	296
Total	1,965	1,945

Equity securities with readily determinable fair values:

In 2020, 2021 and 2022, the Group purchased 8,737,987 and 1,180,000 and nil ordinary shares of Accor, respectively, a hotel group listed in Paris stock exchange, from open market. The Group sold 5,172,458 and 2,397,596 of these shares with gains of RMB209 and RMB74 realized, for the years ended December 31, 2021 and 2022 respectively. As of December 31, 2022, the Group hold 9,814,956 shares of Accor, which accounts for less than 5% of Accor total outstanding shares where the Group does not have the ability to significantly influence the operations of this entity. In 2021 and 2022, the Group recognized losses from fair value changes of Accor of RMB94 and RMB358, respectively.

Equity securities without readily determinable fair values:

As of December 31, 2022 the Group held RMB138 preferred shares of Cjia Group. The preferred shares are accounted for as equity securities without readily determineable fair value as they are not in substance ordinary shares.

In September 2017, the Group purchased approximately 1% equity interest of Oravel Stays Private limited (“OYO”), an India leading hospitality company. During the year ended December 31, 2021, the group sold part of equity interest, and recognized investment income of RMB52 in 2021. As of December 31, 2021 and 2022, the Group owned less than 1% equity interest of OYO.

Other equity securities without readily determinable fair values included several insignificant investments in certain privately-held companies. As a result of the COVID-19 pandemic, the Group recognized an impairment of nil and RMB7 for these equity securities for the year ended December 31, 2021 and 2022, respectively.

Equity-method investments:

In January 2016, the Group acquired approximately 28% equity interest in AAPC LUB. The Group accounted for the investment in AAPC LUB under equity-method as the Group has the ability to exert significant influence. The Group recognized investment income of RMB21, RMB35 and RMB16 in income (loss) from equity method investments in 2020, 2021 and 2022, respectively. In 2020, 2021 and 2022, the Group received cash dividend from AAPC LUB of nil, nil and RMB47 which was recognized as return on investment.

As of December 31, 2021 and 2022, the Group had RMB488 and RMB443, respectively, of investments in hotel related funds. Those funds were VIEs and were managed by or power shared with un-related third-parties. However, the Group determined that they were not the primary beneficiary of those VIEs since the Group did not have the power to direct the activities of these VIEs that most significantly impacted their economic performance. The Group accounted for the investment under equity-method as the Group’s influence over the funds is more than minor. The Group recognized investment loss of RMB16, RMB55 and RMB31, in income (loss) from equity method investments in 2020, 2021 and 2022, respectively. The maximum potential financial statement loss the Group could incur if the investment funds were to default on all of their obligations is the loss of value of the interests in such investments of RMB443 that the Group holds as of December 31, 2022.

In 2018, the Group partnered with an unrelated third party investor to form China Hospitality JV, Ltd. (“China Hospitality JV”), of which the Group holds 20% equity interest. The business of China Hospitality JV was to acquire and operate two hotel properties, one of which has been converted into office buildings in 2020. The Group accounted for the investment in China Hospitality JV under equity-method as the Group has the ability to exert significant influence. During the year ended December 31, 2022, the Group received cash dividend of RMB54 which was recognized as return of investment. The Group recognized investment loss of RMB12, RMB4, and investment income of RMB22 in income (loss) from equity method investments in 2020, 2021 and 2022, respectively.

In February 2019, Deutsche Hospitality acquired 51% of the shares in Zleep Hotels A/S (“Zleep”), a hotel brand in Scandinavia. The Group’s interest in Zleep is accounted for using the equity method in the consolidated financial statements because the Group has joint control only in the business and finance decisions due to voting right restrictions. The Group recognized investment loss of RMB12 and RMB0 in income (loss) from equity method investments in 2021 and 2022.

In 2021, the Group partnered with an unrelated third party investor who acted as a general partner to form Commerz Real Institute, of which the Group holds 34% equity interest as a limited shareholder at the consideration of EUR12 million. Commerz Real Institute was designed as an open-ended investment fund to build a portfolio of hotels in prestigious locations. The Group accounted for the investment in Commerz Real Institute under equity-method as the Group’s significant influence over the funds is more than minor. The Group recognized investment loss of RMB1 and RMB7 in income (loss) from equity method investments in 2021 and 2022.

Other investments included several insignificant equity investments in certain privately-held companies. As a result of the COVID-19 pandemic, the Group recognized an impairment of RMB63 and RMB20 for these equity investments for the year ended December 31, 2021 and 2022.